Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0001268533
Registrant Name	TORTOISE ENERGY INFRASTRUCTURE CORP
Registration File Number	333-295680
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES